ACQUISITION OF NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2019
Business Combinations 1 [Abstract]
ACQUISITION OF NON-CONTROLLING INTEREST
ACQUISITION OF NON-CONTROLLING INTEREST

On May 31, 2017, we formed a jointly owned company with Golden Arrow called Puna Operations for the development of the Chinchillas property. The jointly owned company, holding the Pirquitas and Chinchillas properties, was owned 75% by SSR Mining and operated by SSR Mining.

On September 18, 2019, we acquired Golden Arrow's 25% interest in Puna Operations for aggregate consideration of $32,364,000, consisting of $2,261,000 of cash, the extinguishment of the loan to Golden Arrow and related interest of $11,369,000, the issuance of $18,218,000 of our common shares, and the transfer of shares in Golden Arrow we owned, with a fair value of $516,000, for cancellation.

As the acquisition did not result in a change of control, the acquisition was accounted for as an equity transaction whereby the non-controlling interest of $33,981,000 in Puna Operations recognized by us prior to the acquisition was adjusted to nil in our consolidated statements of financial position. Further, the difference of $1,617,000 between the carrying value of the non-controlling interest in Puna Operations at the time of acquisition and the fair value of the consideration paid to Golden Arrow of $32,364,000 million was recognized in equity. In addition, transaction costs we incurred in connection with the transaction of $154,000 were recognized as a reduction of equity.